Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for operating leases	$ 481	$ 491
Operating lease expense	499	495
Lease liabilities arising from obtaining right-of-use assets	$ 49	$ 116
Weighted-average remaining lease term	1 year 2 months 4 days	2 years 14 days
Weighted-average discount rate	1.60%	1.60%